BORROWINGS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 458	$ 509	$ 1,656
Term Loan Agreement with Investor
Disclosure Of Detailed Information About Borrowings [Line Items]
Nominal amount			$ 6,000
Interest rate			8.00%
Transaction costs directly attributable to issuance			$ 66
Interest paid	$ 458	$ 509